UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22257

Hatteras Global Private Equity Partners Institutional, LLC
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 8540 Colonnade Center Drive, Suite 401 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

Investments in Investment Funds (64.67%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (49.58%)
China (5.52%)
Delta Capital Growth Fund, L.P. (a), (b)	$500,000	$470,456
Prax Capital China Growth Fund III (UST), L.P.(a), (b)	342,299	297,871
Total China Investments		768,327
Germany (4.78%)
Pinova Capital (a),(b)	774,749	664,929
Holland (4.42%)
HPE PRO Institutional Fund B.V. (a), (b)	876,771	615,367
Hong Kong (2.24%)
Orchid Asia V, L.P. (a)	361,133	311,593
India (8.23%)
India Business Excellence Fund I, Inc. (a), (b) (45 Class A participating shares)	311,950	699,027
India Equity Partners Fund II, LLC (a), (b)	284,993	244,070
Peepul Capital Fund III, LLC (a), (b) (25 common shares)	254,545	201,850
Total India Investments		1,144,947
Switzerland (1.17%)
Euroknights VI (a), (b)	222,716	162,671
United Kingdom (6.51%)
Elysian Capital I, L.P. (a), (b)	823,442	906,222
United States (16.71%)
The Azalea Fund III, L.P. (a), (b)	293,255	274,661
Baird Capital Partners V, L.P. (a), (b)	651,274	728,307
Radius Venture Partners III, L.P.(a), (b)	370,452	546,422
Radius Venture Partners III QP, L.P.(a), (b)	226,028	333,530
The Resilience Fund III, L.P. (a), (b)	456,351	442,819
Total United States Investments		2,325,739
Total Investments in Non-Listed Private Equity Funds		6,899,795

Investments in Listed Private Equity Funds (15.09%)
Belgium (2.45%)
Gimv NV Ord (b) (7,000 common shares)	400,523	341,421
France (2.61%)
ANF Immobilier (98 common shares)	7,142	2,684
Eurazeo (6,733 common shares)	412,392	360,590
Total France Investments		363,274
Germany (1.21%)
Deutsche Beteiligung AG (b) (6,980 common shares)	199,886	167,998
Spain (1.95%)
Dinamia Capital Privado (b) (32,791 common shares)	380,458	270,898
United Kingdom (6.87%)
Candover Investments PLC (b) (51,000 common shares)	532,440	302,587
HgCapital Trust PLC (15,708 common shares)	268,338	270,509
SVG Capital PLC (b) (65,927 common shares)	294,219	383,126
Total United Kingdom Investments		956,222
Total Investments in Listed Private Equity Funds		2,099,813
Total Investments in Investment Funds (Cost $9,245,356)		8,999,608

Short-Term Investments (36.58%)
Federated Prime Obligations Fund #10, 0.04% (c)	5,091,345	5,091,345
Total Short-Term Investments (Cost $5,091,345)		5,091,345
Total Investments (Cost $14,336,701) (101.25%)		14,090,953
Liabilities in excess of other assets (-1.25%)		(173,589)
Members' Capital (100.00%)		$13,917,364

(a)  Investment Funds are issued in private placement transactions, and as such, are restricted as to resale.

(b)  Non-income producing.

(c)  The rate shown is the annualized 7-day yield as of June 30, 2013.

Total cost and fair value of restricted Investment Funds as of June 30, 2013 was $6,749,958 and $6,899,795, respectively.

The Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•          Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended June 30, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$—	$—	$6,899,795	$6,899,795
Listed Private Equity Funds	2,099,813	—	—	2,099,813
Short-Term Investments	5,091,345	—	—	5,091,345
Total	$7,191,158	$—	$6,899,795	$14,090,953

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Change in
			Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Balance as of
Investments	March 31, 2013	Gain (Loss)	(Depreciation)	Purchases	Sales	June 30, 2013
Non-Listed Private Equity Funds	$6,475,055	$—	$(221,117)	$645,857	$—	$6,899,795
Total Investments	$6,475,055	$—	$(221,117)	$645,857	$—	$6,899,795

* The change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2013 is $(221,117).

Accounting Standards Update (“ASU”) 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the

NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

The Fund’s valuation procedures have been adopted by and are subject to continued oversight by the Fund’s Board of Managers (the “Board”), which oversees the implementation of these procedures.  The valuation procedures are implemented by the Fund’s investment manager and the Fund’s third party administrator, which report to the Board.  For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant’s  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant’s  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the “1940 Act”) (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant’s  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant’s  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant’s  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2013

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 29, 2013

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 29, 2013

* Print the name and title of each signing officer under his or her signature.